UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                          CityplaceWashington, StateD.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ------------------------

Check here if Amendment [ X ]; Amendment Number:  1
                                                  -------
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, State, New York 10017
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Form 13F File Number:  28-11992

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

    /s/PETER W. MAY             New York, New York          11/15/06
    ------------------------   ---------------------------  --------
          [Signature] [City, State] [Date]



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   4
                                               -------------

Form 13F Information Table Entry Total:              5
                                               -------------

Form 13F Information Table Value Total:          $ 882,560
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No. Form 13F File Number Name


     01      28-11639                           Nelson Peltz

     02      28-11640                           Peter W. May

     03      28-11641                           Edward P. Garden

     04      28-11993                           Trian Partners GP, L.P.











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                                               FORM 13F INFORMATION TABLE

   COLUMN 1           COLUMN 2       COLUMN 3      COLUMN 4        COLUMN 5          COLUMN 6      COLUMN 7      COLUMN 8
   --------           --------       --------      --------        --------          ----------    --------      ---------
                                                    VALUE      SHARES/ or SH/PUT/    INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS      CUSIP       (x$1000)    PRN AMT   PRN CALL    DISCRETION    MANAGERS   SOLE   SHARED   NONE

Wendy's Intl Inc.       COM          950590109     114,510        3,648,799          SH defined     1,2,3,4       3,648,799

H.J. Heinz Co.          COM          423074103     519,634       12,392,891          SH defined     1,2,3,4      12,392,891

Tribune Co. New         COM          896047107      82,621        2,525,082          SH Defined     1,2,3,4       2,525,082

Tim Hortons Inc.        COM          88706M103     129,961        4,941,479          SH Defined     1,2,3,4       4,941,479

Lions Gate Entmnt
   Corp.                COM NEW      535919203      35,834        3,579,807          SH Defined     1,2,3,4       3,579,807

